Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Enterprise Technology Services Portfolio - Select Enterprise Technology Services Portfolio
Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822